Shareholder Report, Average Annual Return (Details) 199802_Zevenbergen Genea Fund_Investor Class_TSR SemiAnnual {Investor Class}	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (without sales charge)
Average Annual Return, Percent		15.60%	0.93%	18.56%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 3000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Total Return
Average Annual Return, Percent		18.45%	14.65%	17.62%